[letterhead of
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

October 17, 2001

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   State Street Research Securities Trust
      Securities Act of 1933 Registration No. 33-74628
      Investment Company Act of 1940 File No. 811-8322
      CIK 0000918572

Ladies and Gentlemen:

On behalf of State Street Research Securities Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that a prospectus is in use which is a foreign language translation of the English language prospectus noted below.

The prospectus for State Street Strategic Income Fund was filed electronically on August 30, 2001 (EDGAR accession number
0000912057-01-530874).

                           PROSPECTUS
FUND                       DATED SEPTEMBER 1, 2001
----                       ----------------------
                           CHINESE     SPANISH
                           -------     -------
State Street Research
Strategic Income Fund                     X



Pursuant to Rule 306 of Regulation S-T, the Registrant represents that the English language prospectus is a fair and accurate translation of the foreign language version now in use.

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

STATE STREET RESEARCH
SECURITIES TRUST


By:      /s/ Amy L. Simmons
         -------------------------
         Amy L. Simmons
         Assistant Secretary


cc:      Peter T. Fariel, Esq.
         Geoffrey R.T. Kenyon, Esq.
         Evelyn M. Talmo
           Goodwin Procter LLP
         Darman A. Wing, Esq.
           State Street Research & Management Company